Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Archimedes Tech SPAC Partners III Co.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	619
Local Phone Number	719-1810
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002083910
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false